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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [x]  Amendment Number: 1*

This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phoenix Life Insurance Company
         ------------------------------
Address: One American Row, Hartford, CT 06102-5056
         -----------------------------------------

Form 13F File Number:  28-3340
                       ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John H. Beers
         ----------------------------------------
Title:   Vice President and Secretary
         ----------------------------------------
Phone:   (860) 403-5050
         ----------------------------------------

Signature, Place and Date of Signing:

/s/ John H. Beers       Hartford, CT                     November 24, 2003
------------------      --------------------------       -----------------------
(Signature)             (City, State)                    (Date)

         All securities with respect to which Phoenix Life Insurance Company exercises investment discretion are reported herein. Phoenix Life Insurance Company is affiliated through its parent company, The Phoenix Companies, Inc., with several other institutional managers that manage client assets on a discretionary basis. These entities manage client's securities independently and do not share investment discretion with Phoenix Life Insurance Company. Accordingly, each advisory subsidiary is filing a separate Form 13F Holdings Report governing its activities. Such securities are not included in this report.

         The following is a list of related entities that are filing separate reports for their organization: (1) Duff & Phelps Investment Management Co., 55 East Monroe Street, Chicago, Illinois; (2) Roger Engemann & Associates, Inc. reports for itself and its immediate parent, Pasadena Capital Corporation, 600 Rosemead Boulevard, Pasadena, California; (3) Seneca Capital Management, LLC, 909 Montgomery Street, Suite 500, San Francisco, California; (4) Phoenix/Zweig Advisers, LLC and its related subsidiaries, 900 Third Avenue, New York, New York; (5) Phoenix Investment Counsel, Inc., 56 Prospect Street, Hartford, Connecticut; (6) Walnut Asset Management LLC, 1617 John F. Kennedy Blvd., Suite 500, Philadelphia, Pennsylvania; (7) Capital West Asset Management, LLC, 8400 East Prentice Avenue, Suite 1401, Greenwood Village, Colorado; and (8) Kayne Anderson Rudnick Investment Management, LLC, 1800 Avenue of the Stars, Second Floor, Los Angeles, California.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary:

*1       This Amendment No. 1 restates the Form 13F for the quarter ending
June 30, 2002. In the original quarter ending June 30, 2002 Form 13F, Phoenix Life Insurance Company inadvertently reported on securities managed by other related institutional investment managers that filed separate reports for their organization. Those related entities are listed above. Phoenix Life Insurance Company does not exercise any investment discretion for those securities. This restatement restates the Form 13F for the quarter ending June 30, 2002 by deleting those securities from the list of reported securities.

         Phoenix Life Insurance Company also inadvertently reported on securities managed by such other related institutional investment managers that filed separate reports for their organization for the quarters ended September 30, 2002; December 31, 2002; March 31, 2003; and June 30, 2003. This Amendment No. 1 amends the reports filed for those periods stated above as well insofar as the reports previously filed on securities managed by such other managers. On November 14, 2003, Phoenix Life Insurance Company filed its report for the quarter ended September 30, 2003, and such report is limited to securities as to which Phoenix Life Insurance Company exercises investment discretion.

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $151,767,440.23

List of Other Included Managers: None


               ITEM 1            ITEM 2   ITEM 3       ITEM 4          ITEM 5                 ITEM 6     ITEM 7         ITEM 8
               ------            ------   ------       ------          ------                 ------     ------         ------
                                                                                                                  VOTING AUTHORITY
                                                                                                                  ----------------
                                                        FAIR         SHARES OR
                                TITLE OF  CUSIP        MARKET        PRINCIPAL   SH/  PUT/  INVESTMENT   MANA-    SOLE   SHARED NONE
            NAME OF ISSUER       CLASS    NUMBER       VALUE          AMOUNTS    PRN  CALL  DISCRETION   GERS      (A)    (B)    (C)
            --------------       -----    ------       ------         -------    ---  ----  ----------   -----   ------   ---    ---
1 AT&T LATIN AMERICA CORP CL-A  COMMON  04649A106       97,713.00    180,950.00  SH             97,713.00  1     SOLE
------------------------------------------------------------------------------------------------------------------------------------
2 CLARK/BARDES HLDGS INC COM    COMMON  180668105   25,378,780.20  1,111,155.00  SH         25,378,780.20  1     SOLE
------------------------------------------------------------------------------------------------------------------------------------
3 CROSSROADS SYSTEMS            COMMON  22765D100       13,858.74     13,587.00  SH             13,858.74  1     SOLE
------------------------------------------------------------------------------------------------------------------------------------
4 DIVINE INC -A                 COMMON  255402406      295,217.84     75,696.88  SH            295,217.84  1     SOLE
------------------------------------------------------------------------------------------------------------------------------------
5 FOUR SEASONS HOTELS INC       COMMON  35100E104   16,227,540.70    346,003.00  SH         16,227,540.70  1     SOLE
------------------------------------------------------------------------------------------------------------------------------------
6 HILB ROGAL AND HAMILTON CO    COMMON  431294107   78,286,301.00  1,730,084.00  SH         78,286,301.00  1     SOLE
------------------------------------------------------------------------------------------------------------------------------------
7 INTERNET CAPITAL GROUP INC    COMMON  46059C106       21,633.75     80,125.00  SH             21,633.75  1     SOLE
------------------------------------------------------------------------------------------------------------------------------------
8 TRICO MARINE SERVICES         COMMON  896106101    5,190,955.00    764,500.00  SH          5,190,955.00  1     SOLE
------------------------------------------------------------------------------------------------------------------------------------
9 PXRE GROUP LTD                COMMON  G73018106   26,255,440.00  1,131,700.00  SH         26,255,440.00  1     SOLE
------------------------------------------------------------------------------------------------------------------------------------
                                                   151,767,440.23